35) Supplementary pension plans (Details 5)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets Of The Alvorada Plan [Member]
Asset categories
Equities		0.00%
Fixed income	91.30%	93.50%
Real estate	5.60%	5.30%
Other	3.10%	1.20%
Total	100.00%	100.00%
Assets Of The Bradesco Plan [Member]
Asset categories
Equities	3.80%	9.60%
Fixed income	91.90%	86.60%
Real estate	2.60%	1.90%
Other	1.70%	1.90%
Total	100.00%	100.00%
Assets Of The Kirton Plan [Member]
Asset categories
Equities
Fixed income	100.00%	100.00%
Real estate
Other
Total	100.00%	100.00%
Assets Of The Losango Plan [Member]
Asset categories
Equities		18.50%
Fixed income	100.00%	78.90%
Real estate
Other		2.60%
Total	100.00%	100.00%